INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

NOTE 11. INVESTMENT PROPERTIES

The table below sets forth the reconciliation between the initial balance account and the balance at the end of the period, at fair value:

	December 31, 2021	December 31, 2020
In millions of COP
Balance at the beginning of the year	2,839,350	1,992,964
Acquisitions	14,709	163,344
Subsequent expenditure recognised as an asset	422,755	105,085
Sales/Write-offs	(259,743)	(111,092)
Amount reclassified from equity securities(1)	-	686,114
Amount reclassified from inventories(2)	47,387	6,436
Gains on valuation(3)	67,762	(3,501)
Balance at the end of the period(4)	3,132,220	2,839,350
(1)	From the year 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition being met in accordance with IFRS 10. These equity securities are considered as a business, because of their capacity to generate income.
(2)	Returned properties from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation.
(3)	See Note 25.4 Other operating income, net.
(4)	Between December 31, 2021 and 2020, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30 Fair value of assets and liabilities.

The valuation adjustments recorded by the Bank related to its investment properties are detailed below:

As of December 31, 2021

	Balance at the		Net increase (decrease)		Amount	Amount	Adjusted fair
Type of asset	beginning of the	Appraisals	in investment		reclassified	reclassified	value at the end
	year		properties		from inventories	from inventories	of the year
In millions of COP
Buildings	2,583,155	72,533	246,645	(1)	-	47,387	2,949,720
Lands	256,195	(4,771)	(68,924)	(2)	-	-	182,500
Total	2,839,350	67,762	177,721		-	47,387	3,132,220
(1)	Corresponds mainly to additions for subsequent expenditure recognised as an asset amounting to COP 422,155, and the sales amounting to COP 169,866 by Fondo de Capital Privado Fondo Inmobiliario Colombia.
(2)	Corresponds to the disposal of eight lands by Valores Simesa S.A.

As of December 31, 2020

	Balance at the		Net increase (decrease)		Amount	Amount	Adjusted fair
Type of asset	beginning of the	Appraisals	in investment		reclassified	reclassified	value at the end
	year		properties		from inventories(1)	from inventories	of the year
In millions of COP
Buildings	1,724,719	7,756	158,130	(2)	686,114	6,436	2,583,155
Lands	268,245	(11,257)	(793)		-	-	256,195
Total	1,992,964	(3,501)	157,337		686,114	6,436	2,839,350
(1)	From the year 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition being met in accordance with IFRS 10. These equity securities are considered as a business, because of their capacity to generate income.
(2)	Corresponds mainly to acquisition of buildings amounting to COP 61,719 by Bancolombia S.A. and amounting to COP 74,227 by Fondo de Capital Privado Fondo Inmobiliario Colombia.

Amounts recognized in the statement of income for the period.

The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31, 2021	December 31, 2020	December 31, 2019
	In millions of COP
Income from rentals	139,021	125,494	85,507
Operating expenses due to:
Investment properties that generated income through rentals	15,331	16,012	15,669
Investment properties that did not generate income through rentals	10,050	6,004	2,183

Currently, there are no restrictions on the use or income derived from the buildings or lands that the Bank has as investment property.

The fair value of the Bank’s investment properties for the year ending at December 31, 2021 and 2020, has been recorded according to the assessment made by independent external consulting companies that have the appropriate capacity and experience in performing those assessments. The appraisers are either approved by the Property Market Auctions of Colombia or foreign appraisers, who are required to provide a second signature by a Colombia appraiser accredited by the Property Market Auctions.

Fair value appraisals are carried out in accordance with IFRS 13. The reports made by the external consulting company contain the description of the valuation methodologies used, and key assumptions such as: discount rates, calculation of applied expenses and income approach, among others. The fair value of the investment properties is based on the comparative market approach, which reflects the prices of recent transactions with similar characteristics. Upon determining the fair value of these investment properties, the greater and best use of these investment properties is their present use. For further information about measurement techniques and inputs used by consulting companies, see Note 30 Fair Value of assets and liabilities.

As of December 31, 2021 and 2020, the Bank does not have investment properties held under financial leases.